CONVERTIBLE DEBENTURE PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
CONVERTIBLE DEBENTURE PAYABLE
Schedule of debenture payable
	December 31, 2022	December 31, 2021

Convertible Debenture Payable with Detached Free-standing Warrant	$-	$3,048,781
Unamortized Debt Discount	-	(1,291,882)
Net Convertible Debenture Payable	$-	$1,756,899